5. Marketable securities (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Oct. 31, 2018	Dec. 31, 2017
FICs [Member]
Disclosure of financial assets [line items]
Average yield rate	99.67%	100.81%
FUNCINE [Member]
Disclosure of financial assets [line items]
Average yield rate	9.18%
Investment		R$ 2,400	R$ 2,200	R$ 2,400	R$ 3,000
Fundo Soberano [Member]
Disclosure of financial assets [line items]
Average yield rate	97.62%